SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment useful lives

Assets	Estimated useful lives
Buildings and leasehold improvements	10 to 40 years
Machinery and equipment	3 to 20 years
Telecommunication networks	3 to 20 years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives
Software	3 to 7 years
Naming rights	25 years
Customer relationships and other	3 to 10 years